Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	$ 592	$ 706	$ 650	$ 726	$ 726
Provision	32	22	56	45	159
Charge-offs, net of recoveries	(23)	(26)	(37)	(59)	(161)
Foreign Currency Translation and Other	8	25	(60)	15	(74)
Ending Balance	609	727	609	727	650
Ending Balance: Individually Evaluated for Impairment	329	405	329	405	348
Ending Balance: Collectively Evaluated for Impairment	280	322	280	322	302
Financing receivables, net	20,126	23,238	20,126	23,238	21,472
Ending Balance: Individually Evaluated for Impairment	1,355	1,373	1,355	1,373	1,242
Ending Balance: Collectively Evaluated for Impairment	18,771	21,865	18,771	21,865	20,230
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	420	546	468	613	613
Provision	24	15	37	35	86
Charge-offs, net of recoveries	(23)	(23)	(35)	(46)	(135)
Foreign Currency Translation and Other	12	21	(37)	(43)	(96)
Ending Balance	433	559	433	559	468
Ending Balance: Individually Evaluated for Impairment	207	275	207	275	233
Ending Balance: Collectively Evaluated for Impairment	226	284	226	284	235
Financing receivables, net	11,071	12,606	11,071	12,606	11,978
Ending Balance: Individually Evaluated for Impairment	486	529	486	529	484
Ending Balance: Collectively Evaluated for Impairment	10,585	12,077	10,585	12,077	11,494
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	172	153	182	112	112
Provision	8	5	19	7	71
Charge-offs, net of recoveries		(1)	(2)	(10)	(24)
Foreign Currency Translation and Other	(4)	3	(23)	51	23
Ending Balance	176	160	176	160	182
Ending Balance: Individually Evaluated for Impairment	122	130	122	130	115
Ending Balance: Collectively Evaluated for Impairment	54	30	54	30	67
Financing receivables, net	8,978	10,530	8,978	10,530	9,400
Ending Balance: Individually Evaluated for Impairment	869	844	869	844	758
Ending Balance: Collectively Evaluated for Impairment	8,109	9,686	8,109	9,686	8,642
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance		7		1	1
Provision		2		3	2
Charge-offs, net of recoveries		(2)		(3)	(2)
Foreign Currency Translation and Other		1		7	(1)
Ending Balance		8		8
Ending Balance: Individually Evaluated for Impairment		0		0
Ending Balance: Collectively Evaluated for Impairment		8		8
Financing receivables, net	77	102	77	102	94
Ending Balance: Individually Evaluated for Impairment		0		0
Ending Balance: Collectively Evaluated for Impairment	$ 77	$ 102	$ 77	$ 102	$ 94